Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Closing foreign exchange rate	1.21470	1.38358
Average foreign exchange rate	1.20080	1.39134